Stockholders' Equity (Details Narrative) (10-K) - USD ($)				2 Months Ended	12 Months Ended
	Jul. 02, 2019	May 25, 2018	Sep. 29, 2017	Jun. 29, 2018	Dec. 31, 2018	Sep. 30, 2019	Aug. 31, 2019	Dec. 31, 2017
Preferred stock, shares authorized					10,000,000	1,000,000	10,000,000	10,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Conversion debt into shares	126,741		1,850,625
Common stock, shares authorized					350,000,000	100,000,000	350,000,000	43,261,049
Common stock, par value					$ 0.0001	$ 0.0001		$ 0.0001
Contractual obligation amount		$ 82,502
Clinical Trial Funding commitment					$ 1,800,000
Private Placement [Member]
Common stock and a warrant purchase price per share					$ 0.01
Private Placement [Member] | Maximum [Member]
Common stock and a warrant purchase price per share					$ 2.27
2018 Private Placement Transactions [Member]
Number of units sold				1,402,442
Purchase price per unit				$ 2.27
Gross proceeds from unit sold				$ 3,200,000
Common stock and a warrant purchase price per share				$ 2.724
Amount paid to placement agent				$ 167,526
Issued placement agent warrants to purchase shares				84,146
Warrant term				3 years
Contractual obligation amount				$ 141,304
PoC Capital, LLC [Member]
Number of units sold		792,952
Purchase price per unit		$ 2.724
Common stock and a warrant purchase price per share		$ 2.724
Amount paid to placement agent		$ 108,000
Issued placement agent warrants to purchase shares		47,578
Contractual obligation amount		$ 60,457
Amount financed under agreement		$ 1,800,000
Warrant to purchase common stock		792,952
Warrant expiration date		Jul. 29, 2021
Pledge Agreement with PoC [Member]
Number of units sold		396,476
Pledge Agreement with PoC [Member] | Tranche One [Member]
Number of units sold		198,238
Pledge Agreement with PoC [Member] | Tranche Two [Member]
Number of units sold		198,238
Common Stock [Member]
Conversion debt into shares			102,789
Subscription Receivable [Member]
Clinical Trial Funding commitment					$ 1,800,000
Heatwurx Shareholders [Member] | Series D Preferred Stock [Member]
Conversion debt into shares			178,924
Accrued dividends			$ 118,658
CRO [Member]
Payments made to CRO					$ 239,129